Leases - Leased asset and liability balances (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating leases
Right-of-use assets	$ 158,547	$ 141,300
Accumulated amortization	(40,112)	(23,145)
Right-of-use assets, net	118,435	118,155
Lease liabilities - current	15,993	17,001
Lease liabilities - non-current	110,398	113,307
Total lease liabilities	126,391	130,308
Finance leases
Right-of-use assets	183,820	181,505
Accumulated amortization	(40,617)	(24,919)
Right-of-use assets, net	143,203	156,586
Lease liabilities - current	9,428	8,340
Lease liabilities - non-current	159,961	167,411
Total lease liabilities	$ 169,389	$ 175,751